General Information and Summary	12 Months Ended
Dec. 31, 2016
Disclosure Text Block [Abstract]
Nature of Operations [Text Block]
(1)           General Information and Summary

The RJO Global Trust (the “Trust”), is a Delaware statutory trust organized on November 12, 1996 under the Delaware Statutory Trust Act.  The business of the Trust is the speculative trading of commodity interests, including U.S. and international futures, spot and forward contracts on currencies, interest rates, energy and agricultural products, metals and stock indices, hybrid instruments, swaps, any rights pertaining thereto and any options thereon or on physical commodities, as well as securities and any rights pertaining thereto and any options thereon, pursuant to the trading instructions of multiple independent commodity trading advisors (each a “Trading Advisor” and collectively, the “Trading Advisors”).

R.J. O’Brien Fund Management, LLC, the managing owner of the Trust (“RJOFM” or the “Managing Owner”), acquired the managing owner interest in the Trust from Refco Commodity Management, Inc. (“RCMI”) on November 30, 2006.  The Managing Owner of the Trust was initially formed as an Illinois corporation in November 2006, and became a Delaware limited liability company in July of 2007.  The Managing Owner has been registered with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator, and has been a member in good standing of the National Futures Association (“NFA”) in such capacity, since December 1, 2006.  The Managing Owner is registered as a commodity pool operator under the Commodity Exchange Act, as amended (“CE Act”), and is responsible for administering the business and affairs of the Trust.  The Managing Owner is an affiliate of R.J. O’Brien & Associates LLC, the clearing broker for the Trust (“RJO” or the “Clearing Broker”) through its investment in RJ OASIS (as defined below).

Units of beneficial ownership of the Trust (“units”) commenced selling on April 3, 1997.  Effective July 1, 2011, the Managing Owner discontinued the public offering of the units and began offering the units on a private placement basis only.  The Trust filed a Post-Effective Amendment to its Registration Statement on Form S-1 with the Securities and Exchange Commission (the “SEC”) on July 5, 2011 to deregister the remaining units that were unsold under the public offering.  The Post-Effective Amendment was declared effective by the SEC on July 8, 2011.  Effective January 15, 2014, the Managing Owner began offering Class C and Class D units.  The Class A and Class B units are no longer offered.

Pursuant to an Investment Management Agreement dated August 30, 2013 (the “Investment Management Agreement”), the Managing Owner appointed RPM Risk & Portfolio Management Aktiebolag, a limited liability company organized under the laws of Sweden, as investment manager to the Trust (“RPM” or the “Investment Manager”).  RPM has been registered with the CFTC as a commodity trading advisor (CTA), and has been a member in good standing of the NFA in such capacity, since August 27, 2015.  Prior to August 27, 2015, RPM was exempt from registration as a CTA pursuant CFTC Rule 4.14(a)(10) as (i) during the course of any 12-month periods, it had not furnished commodity trading advice to more than 15 persons; and (ii) it did not hold itself out generally to the public as a CTA.  The Trust remains a multi-advisor commodity pool where trading decisions for the Trust are delegated to the Trading Advisors, representing the Investment Manager’s “Evolving Manager Program”.  RPM is responsible for selecting, monitoring, and replacing each commodity trading advisor available for its Evolving Manager Program.  RPM is also responsible for the Trust’s allocations to each Trading Advisor through the Trust’s investment in RJ OASIS (as defined below).  RPM may also add, remove or replace any Trading Advisor without the consent of or advance notice to investors.  Investors will be notified of any material change in the basic investment policies or structure of the Trust.

The Evolving Manager Program seeks to identity and select commodity trading advisors with shorter track records and with smaller assets under management who, in the opinion of the Investment Manager, appear to have potential for long-term over-performance relative to their respective peer group.  RPM may add, delete or modify such categories of investment strategies in line with its investment objective and policy.  The strategies include three broad based categories that are described as follows (each, an “Eligible Strategy”):

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Trend Following. A strategy that is often classified as “long volatility” because it tries to take advantage of large movements or “trends” in prices.  Trading programs are often fully systematic with limited application of discretion using a wide range of technical analysis methods to determine when trends occur.

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Short-Term Trading. A strategy that refers to all futures and currency investment strategies with a trading horizon ranging from intraday to less than a month, which seeks to exploit short-term price inefficiencies.  This is typically done using technical analysis.

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Fundamental Trading. A strategy that attempts to predict the future direction of markets based on macroeconomic data with less focus on price data alone.  A fundamental approach seeks to find opportunities where price does not properly reflect the fundamental valuation of the underlying asset, i.e. its intrinsic value.  A fundamental valuation can be done using various approaches but the most common methodologies are macroeconomic analysis and relative valuation.

The Investment Manager will, in its discretion, determine the minimum or maximum target allocation or allocation range, or the manner in which to rebalance the Trust or adjust relative weightings of the Trust.  RPM has complete flexibility in allocation and reallocating the Trust’s capital in any manner that it may deem appropriate.  There can be no assurance as to which factors the Investment Manager may consider in making capital allocations for the Trust, or as to which allocation the Investment Manager may make.

As of January 23, 2017, the Trust’s assets are currently allocated to O’Brien Alternative Strategic Investment Solutions, LLC (“RJ OASIS”), a Delaware series limited liability company operated by RJOFM.  During the period of November 24, 2016 to January 23, 2017, the Trust had redeemed all interests in RJ OASIS due to the declaration of a Special Redemption Date (as defined below).  Each “series” of RJ OASIS feeds into a separate trading company established to facilitate trading by a particular Trading Advisor (each, a “Trading Company” and collectively, the “Trading Companies”).  The Trading Companies are operated by RJOFM.  RJOFM is the Managing Member of each RJ OASIS series and each Trading Company.  RJOFM has no equity interest in any RJ OASIS series or Trading Company.  Following the Special Redemption Date (as defined below), the Trust’s assets were initially allocated to a single series (the “OASIS RPM Evolving CTA Series”), of which the Trust is the sole member, and the assets of the OASIS RPM Evolving CTA Series then feeds into separate Series, whose assets are allocated to separate Trading Companies established to facilitate trading by a particular Trading Advisor.

The Trust is governed by the Tenth Amended and Restated Declaration and Agreement of Trust dated January 31, 2015 (the “Trust Agreement”).

On November 21, 2016, the Net Asset Value per Unit (as defined in the Trust Agreement) of the Class A Units declined to less than $50, after adding back all distributions.  Due to this decline in the Net Asset Value per Unit of the Class A Units, a legacy provision in the Trust Agreement from when the Trust was publicly offered was triggered, requiring RJOFM to liquidate all of the Trust’s open positions and suspend trading until after a Special Redemption Date (as defined in the Trust Agreement).  RJOFM declared December 30, 2016 as the Special Redemption Date in a notice to unitholders dated November 30, 2016, a copy of which is filed as Exhibit 20.01 hereto.  Pursuant to this notice, Class A unitholders had the opportunity to redeem their interest in the Trust by submitting a written redemption request to the Managing Owner by no later than December 28, 2016.  Following such date, in accordance with the Trust Agreement, if the Net Assets of the Trust (as defined in the Trust Agreement) were at least $1,000,000 and the Net Asset Value per Unit of the Class A Units was in excess of $25, the Trust could, in the discretion of the Managing Owner, resume trading.  After such date, the Net Assets of the Trust were $4,091,193 and the Net Asset Value per Unit of the Class A Units was $49.35 and the Managing Owner decided to resume the Trust’s trading through the Trust’s investment in the OASIS RPM Evolving CTA Series.

Prior to the Trust’s allocation to the OASIS RPM Evolving CTA Series on January 23, 2017, RPM delegated trading decisions for the Trust to six independent Trading Advisors:  Revolution Capital Management, LLC (“RCM”), PGR Capital LLP (“PGR”), ROW Asset Management, LLC (“ROW”), Turning Wheel Capital, Inc. (“TWC”), Claughton Capital, LLC (“Claughton”) and Degraves Capital Management PTY (“DCM”),  pursuant to advisory agreements executed between the Managing Member, and, as applicable, each Trading Company and each Trading Advisor (each an “Advisory Agreement” and collectively the “Advisory Agreements”).

The Advisory Agreements provide that each Trading Advisor has discretion in and responsibility for the selection of the Trading Company’s commodity transactions with respect to that portion of the Series’ assets allocated to it.

As of November 21, 2016, on the date the Net Asset Value per Unit of the Class A units declined to less than $50 and prior to quarter-end reallocation, RCM was managing 14.29%, ROW 10.65%, TWC 5.03% and DCM 6.69% of the Trust’s assets, respectively.  Following the Trust’s resuming trading through its investment in the OASIS RPM Evolving CTA Series and as of January 23, 2017, the date of the Trust’s initial allocation to the OASIS RPM Evolving CTA Series and prior to the quarter-end reallocation, RPM delegated trading decisions for the Trust to three independent Trading Advisors: RCM, Claughton and DCM, pursuant to separate Advisory Agreements.  As of January 23, 2017, RCM was managing 38.56%, Claughton 7.72% and DCM 7.58%.

The Trust has no officers, directors or employees.

RJO is a “futures commission merchant,” the Managing Owner is a “commodity pool operator” and the Trading Advisors to the Trust are “commodity trading advisors,” as those terms are used in the CE Act.  As such, they are registered with and subject to regulation by the CFTC and are each a member of NFA in such respective capacities.  R.J. O’Brien Securities, LLC, an affiliate of RJOFM and the lead selling agent for the Trust, is registered as a broker-dealer with the SEC, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

The Managing Owner is responsible for the preparation of monthly and annual reports to the beneficial owners of the Trust (the “Beneficial Owners”), filing reports required by the CFTC, the NFA, the SEC and any state agencies having jurisdiction over the Trust; calculation of the Trust’s net asset value (“NAV”) (meaning the total assets less total liabilities of the Trust) and directing payment of the management and incentive fees payable to the Investment Manager and Trading Advisors under the Investment Management Agreement and Advisory Agreements, as applicable.

The Trust will be terminated on December 31, 2026, unless terminated earlier upon the occurrence of one of the following:  (1) Beneficial Owners holding more than 50% of the outstanding units notify the Managing Owner to dissolve the Trust as of a specific date; (2) 120 days after the filing of a bankruptcy petition by or against the Managing Owner, unless the bankruptcy court approves the sale and assignment of the interests of the Managing Owner to a purchaser/assignor that assumes the duties of the Managing Owner; (3) 120 days after the notice of the retirement, resignation, or withdrawal of the Managing Owner, unless Beneficial Owners holding more than 50% of the outstanding units appoint a successor; (4) 90 days after the insolvency of the Managing Owner or any other event that would cause the Managing Owner to cease being managing owner of the Trust, unless Beneficial Owners holding more than 50% of the outstanding units appoint a successor; (5) dissolution of the Managing Owner; (6) insolvency or bankruptcy of the Trust; (7) a decrease in the NAV to less than $2,500,000; (8) dissolution of the Trust; or (9) any event that would make it unlawful for the existence of the Trust to be continued or require dissolution of the Trust.

A portion of the Trust’s net assets are deposited in the Trust’s accounts with RJO, the Trust’s clearing broker and currency dealer.  For U.S. dollar deposits, 100% of interest earned on the Trust’s assets, calculated by the average four-week Treasury bill rate, is paid to the Trust.  For non-U.S. dollar deposits, the current rate of interest is equal to a rate of one-month LIBOR less 100 basis points.  Any amounts received by RJO in excess of amounts paid to the Trust are retained by RJO.  On October 6, 2010, the Managing Owner appointed RJO Investment Management LLC (“RJOIM”), an affiliate of the Managing Owner, to manage the Trust’s cash deposited with Wells Fargo Bank, N.A. (“Wells”).  As of December 31, 2016, Wells held approximately $4,850,000 of the Trust’s assets.  To the extent excess cash is not invested in securities, such cash will be subject to the creditworthiness of the institution where such funds are deposited.

As of December 31, 2016, accounting and transfer agency services for the Trust are provided by NAV Consulting, Inc., the Trust’s administrator.

In 2005, certain assets held by the Trust’s prior clearing broker, Refco Capital Markets, LTD (“REFCO, LTD”), were determined to be illiquid.  On October 31, 2005, $57,544,206 of equity was moved to a separate non-trading account (the “Non-Trading Account”) and 2,273,288 in substitute units were issued to the unitholders at that time, pro rata to their share in the Trust.  At December 31, 2005, the illiquid assets were determined to be impaired and were reduced by $39,580,944 for impairment, based on management’s estimate at that time.

Through 2006, the Trust received $10,319,318 from the prior clearing broker in bankruptcy court and distributed $9,335,669 to unitholders in the manner as described in (a) and (b) below.

Effective January 1, 2007, JWH Special Circumstance LLC (the “LLC”), a limited liability company, was established to pursue additional claims against REFCO, LTD, and all Non-Trading Accounts were transferred to the LLC.  Any new funds received from REFCO, LTD by the LLC will be distributed to unitholders who were investors in the Trust at the time of the bankruptcy of REFCO, LTD and Refco, Inc.  U.S. Bank National Association (“US Bank”) is the manager of the LLC.  US Bank may make distributions to the unitholders, as defined above, upon collection, sale, settlement or other disposition of the bankruptcy claim and after payment of all fees and expenses pro rata to the unitholders, as explained above, as follows:

(a) Any unitholder who had redeemed their entire interest in the Trust prior to distribution shall receive cash.

(b) Any unitholder who had continued to own units in the Trust shall receive additional units in the Trust at the then net asset value of the Trust.

The unitholders have no rights to request redemptions from the LLC.

The LLC agreed to compensate US Bank, as manager, the following: (1) an initial acceptance fee of $120,000, (2) an annual fee of $25,000, (3) a distribution fee of $25,000 per distribution, (4) out-of-pocket expenses, and (5) an hourly fee for all personnel at the then expected hourly rate ($350 per hour at the time the agreement was executed).

Effective as of June 15, 2015 (the “Termination Date”), the LLC was dissolved by US Bank.  US Bank effected the dissolution based upon their belief that substantially all of the LLC’s claims had been liquidated and the related proceeds had been distributed to the unitholders, and that the LLC was not likely to receive further significant recoveries related to such claims.  Accordingly, the LLC has ceased to carry on its business as of the Termination Date except insofar as may be necessary for the winding up of its business.  As of the Termination Date, the LLC has taken full account of its assets and liabilities, and has made payment or has otherwise provided for all of its remaining debts and liabilities.  US Bank has established a contingency reserve with all remaining funds from the LLC in its possession in the approximate amount of $475,000 to pay for any future wind up expenses of, or other claims made against, the LLC on or prior to June 15, 2017 (the “Reserve Termination Date”).  To the extent no claims or obligations of the LLC remain outstanding as of the Reserve Termination Date (as determined in US Bank’s reasonable discretion), US Bank will distribute the then remaining funds to the unitholders, provided, however, if the amount of remaining funds available for distribution does not significantly exceed the cost of making such distribution, US Bank reserves the right to donate the remaining amounts to a nationally recognized charity.

Accordingly, the LLC/Non-trading unitholders capital accounts were distributed to US Bank on the Termination Date.  Amounts estimated to be due to Participating Owners aggregating $17,890 are reflected as a distribution payable and a receivable from US Bank in the Consolidated Statements of Financial Condition.